Quarterly Report
January 31, 2024
MFS®  Limited Maturity Fund
MQL-Q3

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.1%
Aerospace & Defense – 0.9%
Boeing Co., 1.433%, 2/04/2024	$13,868,000	$13,862,621
Boeing Co., 2.196%, 2/04/2026	11,032,000	10,390,283
		$24,252,904
Apparel Manufacturers – 0.2%
Tapestry, Inc., 7.05%, 11/27/2025	$2,945,000	$3,012,518
Tapestry, Inc., 7%, 11/27/2026	1,785,000	1,841,146
		$4,853,664
Asset-Backed & Securitized – 22.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.129%, 11/15/2054 (i)	$90,295,124	$4,388,975
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.949% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	5,944,500	5,815,128
ACREC 2021-FL1 Ltd., “B”, FLR, 7.249% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,452,419
ACREC 2021-FL1 Ltd., “C”, FLR, 7.599% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,759,227
ACREC 2023-FL2 LLC, “A”, FLR, 7.563% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	5,550,486	5,548,215
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.696% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	6,994,000	6,844,888
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.179% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	776,747	779,573
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	755,476	750,905
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	1,562,216	1,558,323
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	4,377,000	4,377,175
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.947% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	1,833,000	1,784,444
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	752,000	730,875
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.048% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,008,500	2,903,837
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.297% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,746,500	1,672,447
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.147% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,544,612
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,579,768
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.748% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	4,645,000	4,508,463
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.646% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,004,806
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.752% ((SOFR - 1mo. + 0.11448%) + 1.3%), 9/14/2036 (n)	1,602,171	1,585,376
AREIT 2019-CRE3 Trust, “B”, FLR, 7.002% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	1,136,500	1,097,610
AREIT 2019-CRE3 Trust, “C”, FLR, 7.352% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	940,000	866,171
AREIT 2022-CRE6 Trust, “C”, FLR, 7.495% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	3,983,198
AREIT 2022-CRE6 Trust, “D”, FLR, 8.195% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,402,229
AREIT 2022-CRE7 LLC, “B”, FLR, 8.575% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,324,348
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	2,526,586	2,553,316
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.229% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	7,353,970	7,351,484
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.679% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	3,983,401	3,955,521
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.179% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	4,282,847	4,269,977
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.479% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	1,814,958	1,801,644
Bayview Commercial Asset Trust, FLR, 5.915% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	168,288	155,058
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.051% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	112,636	167,494
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.753%, 12/15/2051 (i)(n)	62,560,330	1,776,444
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.283%, 7/15/2054 (i)	36,045,038	2,362,648
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.372%, 9/15/2054 (i)	39,063,588	2,705,642
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.606%, 2/15/2054 (i)	54,555,385	4,395,647
BDS 2021-FL10 Ltd., “B”, FLR, 7.399% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	3,637,500	3,563,468
BDS 2021-FL10 Ltd., “C”, FLR, 7.749% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	2,645,500	2,574,818
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.266%, 2/15/2054 (i)	60,125,293	3,592,739
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.146%, 3/15/2054 (i)	38,399,677	2,017,707
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.259%, 7/15/2054 (i)	71,087,621	4,336,736
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.272%, 8/15/2054 (i)	53,163,529	3,456,230
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.032%, 9/15/2054 (i)	77,961,046	3,905,708
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.927% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,140,000	3,988,294
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.248% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	3,130,500	2,989,102
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 7.698% ((SOFR - 1mo. + 0.11448%) + 2.25%), 10/15/2036 (n)	8,000,000	7,505,952
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.498% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	2,447,500	2,344,543

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.498% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	$1,552,000	$1,520,085
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.747% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	1,869,500	1,823,536
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.846% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	14,846,500	14,703,160
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.396% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	2,002,683
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.646% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,203,060
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	443,783	430,189
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,132,350	1,059,295
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	233,993	217,221
BXMT 2020-FL2 Ltd., “B”, FLR, 6.846% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,035,484
BXMT 2020-FL2 Ltd., “A”, FLR, 6.346% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	5,107,358	4,874,212
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	11,227,062
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,181,470	2,101,929
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.197%, 1/25/2037 (d)(q)	1,618,206	489,212
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.35%, 3/25/2037 (d)(q)	2,139,188	771,642
CD 2017-CD4 Mortgage Trust, “XA”, 1.222%, 5/10/2050 (i)	34,643,396	1,031,053
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,568,623	1,462,431
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	458,116
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	5,481,308	5,496,653
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	5,282,886	5,333,365
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	3,882,910	3,879,490
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	1,204,271	1,180,785
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.635%, 11/15/2062 (i)	34,493,224	1,086,716
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.298%, 2/15/2054 (i)	52,085,580	3,537,262
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.773%, 4/15/2054 (i)	48,726,141	1,851,359
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.974%, 6/15/2063 (i)	55,797,300	2,758,942
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.039%, 6/15/2064 (i)	31,780,111	1,706,287
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	108,250	108,022
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	1,037,000	1,027,488
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,456,344
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	880,690
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	1,347,324	1,321,406
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,126,684
Cutwater 2015-1A Ltd., “AR”, FLR, 6.796% ((SOFR - 3mo. + 0.26161%) + 1.22%), 1/15/2029 (n)	375,384	375,586
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	11,343,758	11,346,312
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	1,899,400	1,900,006
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 7.16% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	9,054,010	9,010,560
DT Auto Owner Trust 2022-3A, “A”, 6.05%, 10/15/2026 (n)	2,787,432	2,789,214
DT Auto Owner Trust 2022-3A, “B”, 6.74%, 7/17/2028 (n)	5,250,000	5,288,673
DT Auto Owner Trust 2022-3A, “C”, 7.69%, 7/17/2028 (n)	2,000,000	2,050,315
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	5,731,568	5,737,800
Empire District Bondco LLC, 4.943%, 1/01/2033	3,253,000	3,259,137
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	5,222,768	5,249,157
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	6,227,486	6,239,436
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	5,865,000	5,883,668
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	3,561,000	3,606,656
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 7.195% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	8,935,000	8,700,876
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.595% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	8,059,491
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	4,073,000	4,070,757
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.009%, 5/10/2050 (i)	38,241,678	1,019,428
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.078%, 8/10/2050 (i)	36,528,397	1,042,477
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.127%, 5/12/2053 (i)	39,092,841	2,134,293
IMPAC CMB Trust, FLR, 6.19% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	26,552	25,881
IMPAC CMB Trust, FLR, 6.37% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	27,949	27,398
IMPAC Secured Assets Corp., FLR, 6.15% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	49,732	44,153
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 8.026% ((SOFR - 3mo. + 0.26161%) + 2.45%), 4/15/2033 (n)	14,432,415	14,359,863
JPMorgan Chase Commercial Mortgage Securities Corp., 0.985%, 9/15/2050 (i)	39,216,857	936,855
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	2,578,130	2,574,056
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	3,913,000	3,922,356
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.198% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	8,481,500	8,358,225

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	$3,588,000	$3,465,304
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 7.071% ((SOFR - 3mo. + 0.26161%) + 1.5%), 4/19/2030 (n)	6,806,093	6,789,643
Merrill Lynch Mortgage Investors, Inc., 3.999%, 2/25/2037 (a)(d)	1,630,349	204,511
MF1 2020-FL4 Ltd., “B”, FLR, 8.196% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	10,472,500	10,444,351
MF1 2021-FL5 Ltd., “B”, FLR, 6.896% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	13,063,500	12,812,537
MF1 2021-FL5 Ltd., “C”, FLR, 7.146% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	3,716,500	3,570,070
MF1 2021-FL6 Ltd., “B”, FLR, 7.099% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	10,716,294	10,412,887
MF1 2022-FL8 Ltd., “C”, FLR, 7.536% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,111,544
MF1 2022-FL9 Ltd., “B”, FLR, 8.486% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	15,001,782
MF1 2024-FL14 LLC, “C”, FLR, 8.657% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	3,863,210	3,853,552
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.248%, 5/15/2050 (i)	32,837,089	942,638
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.305%, 6/15/2050 (i)	15,464,678	411,990
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.806%, 12/15/2051 (i)	48,589,442	1,568,700
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.289%, 5/15/2054 (i)	45,180,204	2,728,821
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.206%, 6/15/2054 (i)	42,818,954	2,341,606
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.587% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	10,812,000	10,822,092
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 6.396% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,143,254
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.446% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	5,027,545
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.329% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	8,692,908	8,599,329
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.929% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	7,442,908	7,358,438
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	3,523,100	3,541,922
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	7,939,558
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,368,662
Onslow Bay Financial LLC OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	1,067,819	1,074,446
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.714% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	8,390,839	8,419,745
Ownit Mortgage Loan Asset-Backed Certificates, 3.161%, 10/25/2035	982,085	552,593
Palmer Square Loan Funding 2023-1A Ltd., “A2”, FLR, 7.817% (SOFR - 3mo. + 2.5%), 7/20/2031 (n)	15,111,215	15,121,309
PFP III 2021-7 Ltd., “C”, FLR, 7.102% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)	145,358	141,750
PFP III 2021-8 Ltd., “B”, FLR, 6.952% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	3,244,500	3,127,763
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,107,978
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	831,674
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.475% ((SOFR - 3mo. + 2.1616%) + 1.9%), 4/13/2031 (n)	2,268,542	2,229,389
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.598% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	6,411,000	6,135,903
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.079% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	2,957,000	2,945,225
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,547,569
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.529% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	7,004,000	6,987,337
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.249% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	8,165,357
Stratus Static CLO Ltd., 2022-3A, “BR”, FLR, 7.218% (SOFR - 3mo. + 1.9%), 10/19/2031 (n)	2,308,226	2,308,159
Thornburg Mortgage Securities Trust, FLR, 6.13% ((SOFR - 1mo. + 0.11448%) + 0.68%), 4/25/2043	5,967	5,954
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.846% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	6,062,000	5,895,525
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.296% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	13,226,000	12,795,018
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.012%, 11/15/2050 (i)	23,468,715	658,276
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.867%, 12/15/2051 (i)	20,428,876	670,110
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.358%, 11/15/2054 (i)	46,878,323	3,107,503
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.196% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	1,849,949	1,851,371
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	3,072,000	3,029,282
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.196% (SOFR - 1mo. + 0.85%), 3/15/2027	6,645,688	6,652,852
		$619,030,500
Automotive – 1.5%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$5,877,000	$5,914,541
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,644,739
LKQ Corp., 5.75%, 6/15/2028	9,655,000	9,852,491
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	6,042,851
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	4,055,486
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,119,508
		$41,629,616

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$6,864,000	$6,593,802
Brokerage & Asset Managers – 1.7%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,494,339
Charles Schwab Corp., 5.875%, 8/24/2026	7,766,000	7,951,366
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	11,590,000	11,858,338
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,392,000	4,229,124
LPL Holdings, Inc., 6.75%, 11/17/2028	3,449,000	3,626,003
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,092,000	6,536,122
		$47,695,292
Business Services – 0.5%
Global Payments, Inc., 1.2%, 3/01/2026	$8,692,000	$8,029,938
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,626,434
		$14,656,372
Cable TV – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$6,865,000	$7,012,500
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	13,143,000	13,412,199
		$20,424,699
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$4,863,160
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$5,405,000	$5,270,989
VMware, Inc., 1.4%, 8/15/2026	4,186,000	3,831,540
		$9,102,529
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	$9,148,000	$9,245,367
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	5,533,000	5,614,046
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	9,885,000	9,865,965
		$24,725,378
Consumer Products – 0.5%
Haleon UK Capital LLC, 3.125%, 3/24/2025	$10,091,000	$9,872,493
Haleon US Capital LLC, 3.375%, 3/24/2027	4,466,000	4,300,148
		$14,172,641
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$6,976,900
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	8,840,324
Berry Global, Inc., 5.5%, 4/15/2028 (n)	1,938,000	1,957,717
		$17,774,941
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$10,017,000	$10,021,228
Electronics – 1.2%
Microchip Technology, Inc., 0.983%, 9/01/2024	$18,197,000	$17,714,046
Qorvo, Inc., 1.75%, 12/15/2024	3,654,000	3,524,166
SK hynix, Inc., 6.25%, 1/17/2026 (n)	12,203,000	12,347,815
		$33,586,027

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.4%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$3,903,000	$3,802,515
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	6,500,000	6,238,115
		$10,040,630
Energy - Independent – 0.5%
EQT Corp., 5.7%, 4/01/2028	$3,013,000	$3,065,251
Pioneer Natural Resources Co., 1.9%, 8/15/2030	13,968,000	11,900,795
		$14,966,046
Financial Institutions – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	$11,511,000	$11,498,566
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027 (n)	5,009,000	5,182,668
Air Lease Corp., 2.2%, 1/15/2027	7,822,000	7,183,958
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,115,370
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,705,081
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,492,547
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	4,214,737
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	4,885,000	4,995,486
		$44,388,413
Food & Beverages – 1.5%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$11,526,000	$11,573,656
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	11,955,000	10,572,940
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	11,971,000	11,579,287
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,528,983
		$41,254,866
Food & Drug Stores – 0.3%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$7,744,000	$7,730,856
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$8,847,000	$8,807,280
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,545,736
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,344,949
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,489,592
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	5,864,515
Marriott International, Inc., 4.9%, 4/15/2029	5,173,000	5,204,755
Sands China Ltd., 4.05%, 1/08/2026	6,819,000	6,565,856
		$40,822,683
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$578,000	$557,406
Insurance – 1.2%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$3,720,000	$3,639,756
Corebridge Financial, Inc., 3.65%, 4/05/2027	7,440,000	7,142,737
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	4,695,000	4,712,966
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,827,757
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	15,338,000	15,385,553
		$34,708,769
Insurance - Property & Casualty – 0.0%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$30,685
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$10,406,444

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/15/2026	$2,401,000	$2,260,865
Major Banks – 14.9%
Bank of America Corp., 4.2%, 8/26/2024	$3,106,000	$3,080,623
Bank of America Corp., 4.45%, 3/03/2026	6,999,000	6,935,581
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	3,979,096
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	20,970,308
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,559,447
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	2,564,000	2,481,986
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,500,628
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	11,659,842
Capital One Financial Corp., 4.166% to 5/09/2024, FLR (SOFR - 1 day + 1.37%) to 5/09/2025	6,912,000	6,881,085
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	12,501,645
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,650,000	1,719,498
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 1/31/2030	2,193,000	2,214,370
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	1,982,657
Credit Agricole S.A., 5.335% to 1/10/2029, FLR (SOFR - 1 day + 1.69%) to 1/09/2030 (n)	11,751,000	11,800,931
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,622,912
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	12,981,000	12,875,163
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	3,585,000	3,713,059
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	3,240,000	2,964,730
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	680,000	707,953
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,199,749
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,304,144
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	7,773,153
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,114,620
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,519,038
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	3,448,000	3,171,890
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	12,000,000	11,056,529
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	10,655,000	10,558,174
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	9,500,000	9,448,796
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,272,143
JPMorgan Chase & Co., 5.546% to 12/15/2024, FLR (SOFR - 1 day + 1.07%) to 12/15/2025	8,000,000	8,004,487
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,223,000	6,954,486
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,220,000	5,742,513
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,268,000	4,889,712
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	10,000,000	9,127,911
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/22/2028	6,919,000	6,948,594
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	15,065,467
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	7,128,000	6,973,665
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,797,234
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,651,000	8,357,309
Morgan Stanley, 4.35%, 9/08/2026	9,466,000	9,324,167
Morgan Stanley, 3.625%, 1/20/2027	6,092,000	5,924,149
Morgan Stanley, 3.95%, 4/23/2027	2,189,000	2,130,307
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	7,636,000	7,008,272
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,261,000	8,617,196
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	7,126,000	7,108,755
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	8,888,000	8,727,237
PNC Bank N.A., 2.5%, 8/27/2024	4,237,000	4,171,363
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	15,162,000	15,354,544
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	2,614,000	2,593,689
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	2,554,000	2,471,216
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,647,389
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/08/2027 (n)	4,409,000	4,481,028
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,200,232
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	7,807,918
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	5,661,000	5,623,052
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/11/2027 (n)	10,083,000	10,143,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	$6,561,000	$6,479,668
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	2,169,000	2,320,155
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	8,699,000	8,240,906
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	9,707,000	9,378,876
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	12,677,727
		$416,861,974
Medical & Health Technology & Services – 1.5%
IQVIA, Inc., 5.7%, 5/15/2028 (n)	$4,073,000	$4,147,924
IQVIA, Inc., 6.25%, 2/01/2029 (n)	3,009,000	3,131,515
PerkinElmer, Inc., 0.85%, 9/15/2024	10,000,000	9,703,816
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	24,503,483
		$41,486,738
Metals & Mining – 1.3%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$14,029,000	$13,866,940
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,402,533
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,364,336
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,491,545
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	7,683,199
		$36,808,553
Midstream – 1.9%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$12,562,000	$12,799,861
Enbridge, Inc., 2.5%, 2/14/2025	6,525,000	6,345,607
Enbridge, Inc., 5.969%, 3/08/2026	6,227,000	6,226,724
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,568,365
Energy Transfer LP, 5.55%, 2/15/2028	3,921,000	3,989,998
Plains All American Pipeline LP, 4.65%, 10/15/2025	10,480,000	10,401,361
TC Energy Corp., 6.203%, 3/09/2026	5,661,000	5,660,580
Western Midstream Operating LP, 3.1%, 2/01/2025	3,357,000	3,271,194
		$52,263,690
Mortgage-Backed – 0.6%
Fannie Mae, 3%, 12/01/2031	$853,564	$818,749
Fannie Mae, 4.105%, 3/01/2033	29,653	29,615
Fannie Mae, 5.375%, 5/01/2033	65,155	64,391
Fannie Mae, 2%, 5/25/2044	224,683	219,646
Freddie Mac, 1.087%, 4/25/2024 (i)	141,650	111
Freddie Mac, 5.978%, 7/25/2029 (i)	4,799,931	4,795,223
Freddie Mac, 1.695%, 4/25/2030 (i)	28,857,460	2,221,098
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	7,997,213	7,568,460
Freddie Mac, 2%, 7/15/2042	1,060,039	972,729
Ginnie Mae, 3.625%, 7/20/2032	24,580	24,291
		$16,714,313
Municipals – 0.6%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$12,155,000	$11,972,547
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	1,000,000	987,260
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	763,058
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	958,521
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,046,307	1,028,660
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	1,720,000	1,700,592
		$17,410,638
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$14,578,013

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.5%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$12,719,000	$13,126,511
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	1,836,000	1,928,818
American Express Co., 2.25%, 3/04/2025	6,463,000	6,263,386
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	10,142,000	10,107,958
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	8,144,977
Citizens Financial Group, Inc. , 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/22/2030	7,025,000	7,073,805
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	10,208,000	9,893,867
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	6,191,724
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/23/2030	8,266,000	8,336,450
		$71,067,496
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$2,748,000	$2,748,462
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	2,950,000	2,994,438
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	2,837,000	2,901,433
		$8,644,333
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$10,757,117
Real Estate - Office – 0.5%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$12,385,904
Corporate Office Property LP, REIT, 2%, 1/15/2029	2,060,000	1,730,765
		$14,116,669
Real Estate - Other – 0.2%
Sun Communities Operating LP, 5.5%, 1/15/2029	$7,053,000	$7,120,396
Retailers – 0.1%
Nordstrom, Inc., 2.3%, 4/08/2024	$3,956,000	$3,916,440
Specialty Chemicals – 0.6%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$14,678,000	$13,678,153
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	4,697,000	4,161,815
		$17,839,968
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$5,452,824
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	7,010,874
		$12,463,698
Telecommunications - Wireless – 1.0%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$1,776,000	$1,680,507
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	3,817,000	3,579,487
Rogers Communications, Inc., 3.2%, 3/15/2027	12,002,000	11,472,077
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,311,789
		$27,043,860
Tobacco – 0.8%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$4,159,000	$4,317,523
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	4,706,000	4,837,331
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,265,825
Philip Morris International, Inc., 5.125%, 11/17/2027	2,895,000	2,942,387
Philip Morris International, Inc., 4.875%, 2/15/2028	6,100,000	6,150,537
		$21,513,603

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.8%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$24,483,000	$24,283,313
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	14,322,000	14,580,855
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,526,608
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,503,331
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	5,489,000	5,520,522
		$49,414,629
U.S. Treasury Obligations – 24.5%
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	$279,372,000	$279,437,479
U.S. Treasury Notes, 4.5%, 7/15/2026	179,504,000	181,179,839
U.S. Treasury Notes, 4.625%, 11/15/2026	221,923,000	225,321,196
		$685,938,514
Utilities - Electric Power – 4.3%
American Electric Power Co., Inc., 5.699%, 8/15/2025	$3,455,000	$3,481,569
Edison International, 4.7%, 8/15/2025	10,842,000	10,746,269
Emera US Finance LP, 0.833%, 6/15/2024	3,730,000	3,656,364
Enel Finance International N.V., 4.25%, 6/15/2025 (n)	15,000,000	14,805,277
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	3,086,000	3,163,955
Entergy Louisiana LLC, 0.95%, 10/01/2024	17,870,000	17,381,113
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,500,728
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,288,074
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	7,426,000	7,488,594
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	7,988,000	8,068,665
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,413,265
Pacific Gas & Electric Co., 6.1%, 1/15/2029	7,485,000	7,754,815
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,444,259
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	16,784,000	16,734,361
WEC Energy Group, Inc., 0.8%, 3/15/2024	3,658,000	3,635,324
		$119,562,632
Total Bonds		$2,746,073,690
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.4% (v)	42,198,868	$42,203,088

Other Assets, Less Liabilities – 0.4%		12,583,424
Net Assets – 100.0%		$2,800,860,202
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $42,203,088 and $2,746,073,690, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,040,976,151, representing 37.2% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	761	$156,504,406	March – 2024	$1,411,481
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/25	USD	70,900,000	centrally cleared	5.014%/Annually	Daily SOFR/Annually	$698,631	$(5,583)	$693,048
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	Daily SOFR/Annually	3,956,925	(18,420)	3,938,505
						$4,655,556	$(24,003)	$4,631,553
At January 31, 2024, the fund had liquid securities with an aggregate value of $6,246,424 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$685,938,514	$—	$685,938,514
Non - U.S. Sovereign Debt	—	20,447,074	—	20,447,074
Municipal Bonds	—	17,410,638	—	17,410,638
U.S. Corporate Bonds	—	854,184,072	—	854,184,072
Residential Mortgage-Backed Securities	—	23,348,639	—	23,348,639
Commercial Mortgage-Backed Securities	—	155,827,474	—	155,827,474
Asset-Backed Securities (including CDOs)	—	456,568,700	—	456,568,700
Foreign Bonds	—	532,348,579	—	532,348,579
Mutual Funds	42,203,088	—	—	42,203,088
Total	$42,203,088	$2,746,073,690	$—	$2,788,276,778
Other Financial Instruments
Futures Contracts – Assets	$1,411,481	$—	$—	$1,411,481
Swap Agreements – Assets	—	4,631,553	—	4,631,553
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$45,501,380	$655,139,844	$658,443,664	$12,546	$(7,018)	$42,203,088
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,638,461	$—